UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 30, 2009
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.):
   [  ]  is a restatement.
   [  ]  adds new holdings entries.

Mitsubishi UFJ Securities Co., Ltd.(MUS) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934 (the Act) and the rules promulgated thereunder. MUS itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUS' ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Co., Ltd.
          ------------------------------------------------
Address:   Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
          ------------------------------------------------
           Tokyo, 100-6334, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Hirofumi Noda
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6213-6520
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Hirofumi Noda,   Tokyo, Japan    2 February 2010

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     63
                                         ---------
Form 13F Information Table Value Total:   27,676
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc
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                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE         VALUE   SHRS/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000)PRN AMT PRM CALL DSCRETN  MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
AMERICAN
 EXPRESS CO     COM 025816109    294   7,200  SH      DEFINED       7,200    0     0
ANGLOGOLD
 ASHANTI LTD    ADR 035128206  7,173 178,524  SH      DEFINED     178,524    0     0
APPLE INC       COM 037833100    489   2,340  SH      DEFINED       2,340    0     0
ARCELORMITTAL
 SA LUXEMBOURG  COM 03938L104    262   5,600  SH      DEFINED       5,600    0     0
AT&T INC        COM 00206R102    275   9,700  SH      DEFINED       9,700    0     0
BANK OF AMERICA
 CORPORATION    COM 060505104    299  19,800  SH      DEFINED      19,800    0     0
BORGWARNER INC  COM 099724106    657  19,400  SH      DEFINED      19,400    0     0
CARNIVAL CORP   COM 143658300    482  14,900  SH      DEFINED      14,900    0     0
CHESAPEAKE
 ENERGY CORP    COM 165167107    267  10,000  SH      DEFINED      10,000    0     0
CLIFFS NATURAL
 RESOURCES INC  COM 18683K101    306   6,500  SH      DEFINED       6,500    0     0
COCA COLA CO    COM 191216100    254   4,400  SH      DEFINED       4,400    0     0
CONSOL
 ENERGY INC     COM 20854P109    358   7,000  SH      DEFINED       7,000    0     0
D R HORTON INC  COM 23331A109    120  11,000  SH      DEFINED      11,000    0     0
DELL INC        COM 24702R101    143  10,000  SH      DEFINED      10,000    0     0
DOW CHEM CO     COM 260543103    558  19,500  SH      DEFINED      19,500    0     0
EATON CORP      COM 278058102    263   4,100  SH      DEFINED       4,100    0     0
FIFTH THIRD
 BANCORP        COM 316773100    117  11,800  SH      DEFINED      11,800    0     0
FREEPORT-MCMORAN
 COPPER & GO    COM 35671D857    227   2,800  SH      DEFINED       2,800    0     0
GOLDMAN SACHS
 GROUP INC      COM 38141G104    230   1,400  SH      DEFINED       1,400    0     0
GOODRICH CORP   COM 382388106    244   3,800  SH      DEFINED       3,800    0     0
GOOGLE INC      COM 38259P508    359     580  SH      DEFINED         580    0     0
HEWLETT
 PACKARD CO     COM 428236103    768  14,600  SH      DEFINED      14,600    0     0
INTEL CORP      COM 458140100    431  21,120  SH      DEFINED      21,120    0     0
INTERNATIONAL
 BUSINESS MACHS COM 459200101    231   1,750  SH      DEFINED       1,750    0     0
JABIL
 CIRCUIT INC    COM 466313103    376  21,100  SH      DEFINED      21,100    0     0
JOHNSON
 & JOHNSON      COM 478160904    292   4,500  SH      DEFINED       4,500    0     0
JPMORGAN CHASE
 & CO           COM 46625H100    448  10,800  SH      DEFINED      10,800    0     0
LOCKHEED MARTIN
 CORP           COM 539830109    353   4,600  SH      DEFINED       4,600    0     0
MACYS INC       COM 55616P104    334  18,900  SH      DEFINED      18,900    0     0
MARVEL TECHNOLOGY
 GROUP LTD      COM G5876H105    324  16,000  SH      DEFINED      16,000    0     0
MASTERCARD INC  COM 57636Q104    212     820  SH      DEFINED         820    0     0
MERCK & CO INC  COM 58933Y105    148   4,000  SH      DEFINED       4,000    0     0
MICROCHIP
 TECHNOLOGY INC COM 595017104    424  14,600  SH      DEFINED      14,600    0     0
MICROSOFT CORP  COM 594918104    656  20,900  SH      DEFINED      20,900    0     0
MIZUHO
 FINL GROUP INC ADR 60687Y109    183  50,000  SH      DEFINED      50,000    0     0
MONSANT CO      COM 61166W101    343   4,170  SH      DEFINED       4,170    0     0
NATIONAL OILWELL
 VARCO INC      COM 637071101    278   6,200  SH      DEFINED       6,200    0     0
NATIONAL SEMICONDUCTOR
 CORP           COM 637640103    175  11,500  SH      DEFINED      11,500    0     0
NORDSTROM INC   COM 655664100    261   6,800  SH      DEFINED       6,800    0     0
NOVELLUS
 SYS INC        COM 670008101    243  10,400  SH      DEFINED      10,400    0     0
ORACLE CORP     COM 68389X105    338  13,500  SH      DEFINED      13,500    0     0
PEABODY
 ENERGY CORP    COM 704549104    203   4,400  SH      DEFINED       4,400    0     0
PENNEY J C INC  COM 708160106    305  11,300  SH      DEFINED      11,300    0     0
POTASH CORP
 OF SASK INC    COM 73755L107    241   2,200  SH      DEFINED       2,200    0     0
PRUDENTIAL
 FINL INC       COM 744320102    254   5,000  SH      DEFINED       5,000    0     0
QUALCOMM INC    COM 747525103    364   7,800  SH      DEFINED       7,800    0     0
QUICKSILVER
 RESOURCES INC  COM 74837R104    438  28,000  SH      DEFINED      28,000    0     0
RELIANCE STEEL
 & ALUMINUM     COM 759509102    247   5,600  SH      DEFINED       5,600    0     0
SAFEWAY INC     COM 786514208    275  12,800  SH      DEFINED      12,800    0     0
SCHLUMBERGER
 LTD            COM 806857108    522   8,000  SH      DEFINED       8,000    0     0
SMITH INTL INC  COM 832110100    528  19,420  SH      DEFINED      19,420    0     0
SONY CORP       ADR 835699307    294  10,000  SH      DEFINED      10,000    0     0
STATE STR CORP  COM 857477103    497  11,300  SH      DEFINED      11,300    0     0
STEEL
 DYNAMICS INC   COM 858119100    178  10,000  SH      DEFINED      10,000    0     0
TARGET
 CORPORATION    COM 87612E106    457   9,400  SH      DEFINED       9,400    0     0
TATA MTRS LTD   ADR 876568502    264  15,630  SH      DEFINED      15,630    0     0
TEXAS
 INSTRS INC     COM 882508104    337  13,300  SH      DEFINED      13,300    0     0
TOLL
 BROTHERS INC   COM 889478103    427  22,700  SH      DEFINED      22,700    0     0
TRANSOCEAN LTD  COM H8817H100    224   2,670  SH      DEFINED       2,670    0     0
TYCO ELECTRONICS
 LTD            COM H8912P106    237   9,900  SH      DEFINED       9,900    0     0
UNITED STATES
 STL CORP       COM 912909108    416   7,600  SH      DEFINED       7,600    0     0
UNITED TECHNOLOGIES
 CORP           COM 913017109    359   5,100  SH      DEFINED       5,100    0     0
YAHOO INC       COM 984332106    413  24,400  SH      DEFINED      24,400    0     0

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